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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21120

Conestoga Funds
(Exact name of registrant as specified in charter)

Conestoga Capital Advisors, 550 E. Swedesford Rd., Suite 120, Wayne, PA	19087
(Address of principal executive offices)	(Zip code)

Conestoga Capital Advisors

550 E. Swedesford Rd., Suite 120, Wayne, PA 19087
(Name and address of agent for service)

With a copy to:
John Deringer, Esq., Drinker Biddle, One Logan Square, Suite 2000, Philadelphia, PA 19103

Registrant's telephone number, including area code:	(800) 320-7790

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2016

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

CONESTOGA SMALL CAP FUND
SCHEDULE OF INVESTMENTS
June 30, 2016 (Unaudited)

COMMON STOCKS - 94.9%	Shares	Value
Consumer Discretionary - 10.7%
Auto & Auto Parts - 2.8%
Dorman Products, Inc. (a)	372,024	$21,279,773

Consumer Services - 7.1%
Grand Canyon Education, Inc. (a)	306,750	12,245,460
HealthStream, Inc. (a)	697,342	18,493,510
Sotheby's	201,600	5,523,840
Stamps.com, Inc. (a)	203,650	17,803,083
		54,065,893
Leisure - 0.8%
Fox Factory Holding Corporation (a)	329,000	5,714,730

Consumer Staples - 1.1%
Food/Beverage & Tobacco - 1.1%
MGP Ingredients, Inc.	222,550	8,508,087

Energy - 1.6%
Non-Renewable Energy - 1.6%
Matador Resources Company (a)	614,956	12,176,129

Financial Services - 1.8%
Investment Banking & Brokerage Services - 1.8%
Westwood Holdings Group, Inc.	264,071	13,678,878

Health Care - 27.4%
Health Care Services - 7.8%
Medidata Solutions, Inc. (a)	242,300	11,356,601
National Research Corporation - Class A	224,923	3,081,445
National Research Corporation - Class B	187,742	6,231,157
Omnicell, Inc. (a)	817,350	27,977,890
Press Ganey Holdings, Inc. (a)	274,066	10,784,497
		59,431,590
Medical Equipment & Services - 14.8%
Abaxis, Inc.	243,600	11,505,228
Align Technology, Inc. (a)	209,037	16,837,930

CONESTOGA SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.9% (Continued)	Shares	Value
Health Care - 27.4% (Continued)
Medical Equipment & Services - 14.8% (Continued)
Bio-Techne Corporation	80,275	$9,052,612
Cantel Medical Corporation	334,192	22,969,016
iRadimed Corporation (a)	169,000	3,677,440
Neogen Corporation (a)	428,300	24,091,875
Vascular Solutions, Inc. (a)	581,598	24,229,373
		112,363,474
Pharmaceuticals & Biotech - 4.8%
Ligand Pharmaceuticals, Inc. (a)	173,925	20,744,035
Repligen Corporation (a)	569,600	15,584,256
		36,328,291
Materials & Processing - 8.9%
Building Materials & Services - 7.3%
AAON, Inc.	765,500	21,058,905
Simpson Manufacturing Company, Inc.	499,300	19,957,021
Trex Company, Inc. (a)	317,800	14,275,576
		55,291,502
Chemicals and Synthetics - 1.6%
Balchem Corporation	202,050	12,052,282

Producer Durables - 19.1%
Commercial Services - 10.6%
CoStar Group, Inc. (a)	73,000	15,962,180
Exponent, Inc.	298,000	17,406,180
Healthcare Services Group, Inc.	442,200	18,298,236
Rollins, Inc.	486,343	14,235,260
WageWorks, Inc. (a)	240,400	14,378,324
		80,280,180
Machinery - 2.2%
Proto Labs, Inc. (a)	288,875	16,627,645

Scientific Instruments & Services - 4.8%
Mesa Laboratories, Inc.	199,586	24,549,078
Sun Hydraulics Corporation	415,225	12,328,030
		36,877,108

CONESTOGA SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.9% (Continued)	Shares	Value
Producer Durables - 19.1% (Continued)
Transportation & Freight - 1.5%
Mobile Mini, Inc.	339,800	$11,770,672

Technology - 24.3%
Electronics - 2.6%
NVE Corporation	137,700	8,076,105
Rogers Corporation (a)	197,350	12,058,085
		20,134,190
Information Technology - 21.7%
ACI Worldwide, Inc. (a)	771,315	15,048,356
Blackbaud, Inc.	353,868	24,027,637
Bottomline Technologies (de), Inc. (a)	703,755	15,151,845
Exa Corporation (a)	728,946	10,533,270
Fleetmatics Group plc (a)	380,250	16,476,232
NIC, Inc.	802,700	17,611,238
PROS Holdings, Inc. (a)	713,912	12,443,486
Rubicon Project, Inc. (The) (a)	530,500	7,241,325
SPS Commerce, Inc. (a)	399,800	24,227,880
Tyler Technologies, Inc. (a)	131,625	21,943,204
		164,704,473

Total Common Stocks (Cost $487,552,357)		$721,284,897

MONEY MARKET FUNDS - 6.6%	Shares	Value
UMB Money Market Fiduciary, 0.01% (b) (Cost $49,772,566)	49,772,566	$49,772,566

Total Investments at Value - 101.5% (Cost $537,324,923)		$771,057,463

Liabilities in Excess of Other Assets - (1.5%)		(11,321,504)

Net Assets - 100.0%		$759,735,959

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of June 30, 2016.

See accompanying notes to Schedules of Investments.

CONESTOGA SMID CAP FUND
SCHEDULE OF INVESTMENTS
June 30, 2016 (Unaudited)

COMMON STOCKS - 103.9%	Shares	Value
Consumer Discretionary - 12.2%
Auto & Auto Parts - 2.6%
Dorman Products, Inc. (a)	5,000	$286,000
Gentex Corporation	12,000	185,400
		471,400
Consumer Services - 8.1%
Bright Horizons Family Solutions, Inc. (a)	6,750	447,592
Grand Canyon Education, Inc. (a)	9,135	364,669
HealthStream, Inc. (a)	15,425	409,071
Stamps.com, Inc. (a)	2,850	249,147
		1,470,479
Leisure - 1.5%
Polaris Industries, Inc.	3,380	276,349

Energy - 2.1%
Energy Equipment & Services - 2.1%
Core Laboratories N.V.	3,125	387,156

Financial Services - 2.9%
Insurance - 2.9%
Markel Corporation (a)	560	533,557

Health Care - 24.1%
Health Care Services - 6.5%
Medidata Solutions, Inc. (a)	6,105	286,141
Omnicell, Inc. (a)	15,625	534,844
Press Ganey Holdings, Inc. (a)	9,025	355,134
		1,176,119
Medical Equipment & Services - 13.8%
Abaxis, Inc.	4,675	220,800
Align Technology, Inc. (a)	6,310	508,270
Bio-Techne Corporation	4,600	518,742
Cantel Medical Corporation	1,325	91,067
Neogen Corporation (a)	8,435	474,469
Teleflex, Inc.	1,250	221,638

CONESTOGA SMID CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 103.9% (Continued)	Shares	Value
Health Care - 24.1% (Continued)
Medical Equipment & Services - 13.8% (Continued)
Vascular Solutions, Inc. (a)	11,750	$489,505
		2,524,491
Pharmaceuticals & Biotech - 3.8%
Ligand Pharmaceuticals, Inc. (a)	3,035	361,985
Repligen Corporation (a)	12,000	328,320
		690,305
Materials & Processing - 9.3%
Building Materials & Services - 6.8%
AAON, Inc.	16,225	446,350
Simpson Manufacturing Company, Inc.	10,915	436,272
Trex Company, Inc. (a)	7,700	345,884
		1,228,506
Chemicals and Synthetics - 2.5%
Balchem Corporation	4,950	295,267
Rogers Corporation (a)	2,725	166,498
		461,765
Producer Durables - 29.6%
Commercial Services - 14.6%
Copart, Inc. (a)	12,440	609,684
CoStar Group, Inc. (a)	3,715	812,322
IHS, Inc. - Class A (a)	3,300	381,513
Rollins, Inc.	18,527	542,285
WageWorks, Inc. (a)	5,350	319,984
		2,665,788
Machinery - 4.8%
Graco, Inc.	6,020	475,520
Proto Labs, Inc. (a)	6,895	396,876
		872,396
Scientific Instruments & Services - 3.3%
A.O. Smith Corporation	2,925	257,722
Donaldson Company, Inc.	5,850	201,006
Sun Hydraulics Corporation	4,790	142,215
		600,943
Transportation & Freight - 6.9%
HEICO Corporation - Class A	7,575	406,399

CONESTOGA SMID CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 103.9% (Continued)	Shares	Value
Producer Durables - 29.6% (Continued)
Transportation & Freight - 6.9% (Continued)
Mobile Mini, Inc.	10,685	$370,128
Wabtec Corporation	6,690	469,839
		1,246,366
Technology - 23.7%
Electronics - 1.3%
IPG Photonics Corporation (a)	3,000	240,000

Information Technology - 22.4%
ACI Worldwide, Inc. (a)	19,925	388,737
ANSYS, Inc. (a)	6,495	589,421
Blackbaud, Inc.	7,995	542,860
Bottomline Technologies (de), Inc. (a)	12,795	275,476
Fleetmatics Group plc (a)	8,705	377,188
Guidewire Software, Inc. (a)	4,350	268,656
NIC, Inc.	15,600	342,264
SPS Commerce, Inc. (a)	7,410	449,046
Tyler Technologies, Inc. (a)	3,560	593,488
Ultimate Software Group, Inc. (The) (a)	1,230	258,657
		4,085,793

Total Common Stocks (Cost $17,185,863)		$18,931,413

MONEY MARKET FUNDS - 0.9%	Shares	Value
UMB Money Market Fiduciary, 0.01% (b) (Cost $171,873)	171,873	$171,873

Total Investments at Value - 104.8% (Cost $17,357,736)		$19,103,286

Liabilities in Excess of Other Assets - (4.8%)		(876,315)

Net Assets - 100.0%		$18,226,971

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of June 30, 2016.

See accompanying notes to Schedules of Investments.

CONESTOGA FUNDS
NOTES TO SCHEDULE OF INVESTMENTS
June 30, 2016 (Unaudited)

1.	Securities Valuation

Conestoga Small Cap Fund and Conestoga SMid Cap Fund (individually, a “Fund” and collectively, the “Funds”) value their respective portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. Securities that are traded on any exchange are valued at the last quoted sale price on the primary exchange. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Lacking a last sale price, a security is valued at its last bid price except, when in the opinion of Conestoga Capital Advisors, LLC (the Funds’ “Adviser”), the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate each Fund’s net asset value (“NAV”) may differ from quoted or published prices for the same securities.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2016:

Conestoga Small Cap Fund	Level 1	Level 2	Level 3	Total

Common Stocks	$721,284,897	$-	$-	$721,284,897
Money Market Funds	49,772,566	-	-	49,772,566
Total	$771,057,463	$-	$-	$771,057,463

CONESTOGA FUNDS
NOTES TO SCHEDULE OF INVESTMENTS (Continued)

Conestoga SMid Cap Fund	Level 1	Level 2	Level 3	Total

Common Stocks	$18,931,413	$-	$-	$18,931,413
Money Market Funds	171,873	-	-	171,873
Total	$19,103,286	$-	$-	$19,103,286

Refer to each Fund’s Schedule of Investments for a listing of the common stocks by industry type. As of June 30, 2016, the Funds did not have any transfers between Levels. In addition, the Funds did not have any derivative instruments or assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of June 30, 2016. It is the Funds’ policy to recognize transfers between Levels at the end of the reporting period.

2.	Investment Transactions

Security transactions are accounted for on trade date. Realized gains and losses on securities sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of June 30, 2016:

	Conestoga Small Cap Fund	Conestoga SMid Cap Fund

Tax cost of portfolio investments	$537,829,397	$17,358,551

Gross unrealized appreciation	$243,627,638	$2,549,515
Gross unrealized depreciation	(10,399,572)	(804,780)

Net unrealized appreciation	$233,228,066	$1,744,735

The difference between the federal income tax cost of portfolio investments and the Schedules of Investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

4.	Sector Risk

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. Occasionally, market conditions, regulatory changes or other developments may negatively impact a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of June 30, 2016, Conestoga Small Cap Fund had 27.4% of the value of its net assets invested in stocks within the Health Care sector and Conestoga SMid Cap Fund had 29.6% of the value of its net assets invested in stocks within the Producer Durables sector.

Item 2.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Conestoga Funds

By (Signature and Title)*		/s/ William C. Martindale, Jr.
William C. Martindale, Jr., Chief Executive Officer

Date	August 16, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ William C. Martindale, Jr.
William C. Martindale, Jr., Chief Executive Officer

Date	August 16, 2016

By (Signature and Title)*		/s/ Robert M. Mitchell
Robert M. Mitchell, Treasurer and Chief Financial Officer

Date	August 16, 2016

*	Print the name and title of each signing officer under his or her signature.